Portfolio of Investments – as of March 31, 2025 (Unaudited)
Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)
Common Stocks — 98.2% of Net Assets
	Aerospace & Defense — 2.5%
3,100	Axon Enterprise, Inc.(a)	$1,630,445
80,590	Embraer SA, ADR(a)	3,723,258
		5,353,703
	Banks — 3.7%
45,425	Comerica, Inc.	2,682,800
34,125	Western Alliance Bancorp	2,621,824
54,060	Zions Bancorp NA	2,695,432
		8,000,056
	Building Products — 2.3%
16,725	AAON, Inc.	1,306,724
14,815	Allegion PLC	1,932,765
36,160	AZEK Co., Inc.(a)	1,767,862
		5,007,351
	Capital Markets — 8.9%
3,495	ARES Management Corp., Class A	512,402
27,940	Blue Owl Capital, Inc.	559,918
11,670	MSCI, Inc.	6,599,385
44,125	Nasdaq, Inc.	3,347,322
55,380	Tradeweb Markets, Inc., Class A	8,221,715
		19,240,742
	Commercial Services & Supplies — 3.2%
28,830	Republic Services, Inc.	6,981,473
	Communications Equipment — 1.6%
8,025	Motorola Solutions, Inc.	3,513,425
	Construction Materials — 2.7%
24,555	Vulcan Materials Co.	5,728,682
	Consumer Staples Distribution & Retail — 4.5%
46,320	BJ's Wholesale Club Holdings, Inc.(a)	5,285,112
57,010	Performance Food Group Co.(a)	4,482,696
		9,767,808
	Electric Utilities — 6.3%
139,765	Alliant Energy Corp.	8,993,878
65,250	Evergy, Inc.	4,498,987
		13,492,865
	Electrical Equipment — 5.0%
16,270	AMETEK, Inc.	2,800,718
3,690	GE Vernova, Inc.	1,126,483
7,660	Hubbell, Inc.	2,534,771
13,430	Rockwell Automation, Inc.	3,470,043
12,255	Vertiv Holdings Co., Class A	884,811
		10,816,826
	Electronic Equipment, Instruments & Components — 1.9%
18,655	CDW Corp.	2,989,650
5,315	Fabrinet(a)	1,049,766
		4,039,416
	Energy Equipment & Services — 1.5%
101,695	TechnipFMC PLC	3,222,715
	Ground Transportation — 1.5%
29,850	XPO, Inc.(a)	3,211,263
	Hotels, Restaurants & Leisure — 2.8%
47,205	Carnival Corp.(a)	921,914
9,200	Domino's Pizza, Inc.	4,226,940
4,685	Royal Caribbean Cruises Ltd.	962,486
		6,111,340
	Household Durables — 1.0%
8,980	DR Horton, Inc.	1,141,628
10,085	Toll Brothers, Inc.	1,064,875
		2,206,503
Shares	Description	Value (†)
	Household Products — 2.1%
41,475	Church & Dwight Co., Inc.	$4,565,983
	Independent Power & Renewable Electricity Producers — 0.8%
14,165	Vistra Corp.	1,663,538
	Industrial REITs — 4.5%
55,165	EastGroup Properties, Inc.	9,717,315
	Insurance — 9.6%
27,765	Allstate Corp.	5,749,299
7,895	Arthur J Gallagher & Co.	2,725,670
79,745	Kemper Corp.	5,330,953
35,575	Reinsurance Group of America, Inc.	7,004,717
		20,810,639
	Life Sciences Tools & Services — 0.9%
16,270	Agilent Technologies, Inc.	1,903,265
	Machinery — 6.5%
15,380	Crane Co.	2,355,908
40,675	Flowserve Corp.	1,986,567
86,595	Helios Technologies, Inc.	2,778,834
18,135	Lincoln Electric Holdings, Inc.	3,430,417
2,235	Parker-Hannifin Corp.	1,358,545
12,170	Westinghouse Air Brake Technologies Corp.	2,207,029
		14,117,300
	Multi-Utilities — 4.3%
61,870	CMS Energy Corp.	4,647,056
42,540	WEC Energy Group, Inc.	4,636,009
		9,283,065
	Oil, Gas & Consumable Fuels — 3.3%
15,490	Diamondback Energy, Inc.	2,476,541
118,075	Range Resources Corp.	4,714,735
		7,191,276
	Professional Services — 3.6%
9,305	CACI International, Inc., Class A(a)	3,414,190
51,890	SS&C Technologies Holdings, Inc.	4,334,372
		7,748,562
	Semiconductors & Semiconductor Equipment — 2.2%
75,510	Marvell Technology, Inc.	4,649,151
	Software — 1.7%
6,465	Tyler Technologies, Inc.(a)	3,758,686
	Specialized REITs — 1.5%
21,605	Extra Space Storage, Inc.	3,208,126
	Specialty Retail — 5.8%
178,360	American Eagle Outfitters, Inc.	2,072,543
2,148	AutoZone, Inc.(a)	8,189,851
11,085	Dick's Sporting Goods, Inc.	2,234,293
		12,496,687
	Textiles, Apparel & Luxury Goods — 0.5%
18,395	Skechers USA, Inc., Class A(a)	1,044,468
	Trading Companies & Distributors — 1.5%
16,465	Herc Holdings, Inc.	2,210,755
7,920	SiteOne Landscape Supply, Inc.(a)	961,805
		3,172,560
	Total Common Stocks (Identified Cost $186,336,861)	212,024,789

Principal Amount	Description	Value (†)
Short-Term Investments — 2.8%
$5,901,124	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $5,901,534 on 4/01/2025 collateralized by $7,077,500 U.S. Treasury Note, 1.125% due 2/15/2031 valued at $6,019,241 including accrued interest(b) (Identified Cost $5,901,124)	$5,901,124
	Total Investments — 101.0% (Identified Cost $192,237,985)	217,925,913
	Other assets less liabilities — (1.0)%	(2,073,193)
	Net Assets — 100.0%	$215,852,720

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$212,024,789	$ —	$ —	$212,024,789
Short-Term Investments	—	5,901,124	—	5,901,124
Total Investments	$212,024,789	$5,901,124	$—	$217,925,913

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2025 (Unaudited)
Insurance	9.6%
Capital Markets	8.9
Machinery	6.5
Electric Utilities	6.3
Specialty Retail	5.8
Electrical Equipment	5.0
Consumer Staples Distribution & Retail	4.5
Industrial REITs	4.5
Multi-Utilities	4.3
Banks	3.7
Professional Services	3.6
Oil, Gas & Consumable Fuels	3.3
Commercial Services & Supplies	3.2
Hotels, Restaurants & Leisure	2.8
Construction Materials	2.7
Aerospace & Defense	2.5
Building Products	2.3
Semiconductors & Semiconductor Equipment	2.2
Household Products	2.1
Other Investments, less than 2% each	14.4
Short-Term Investments	2.8
Total Investments	101.0
Other assets less liabilities	(1.0)
Net Assets	100.0%